Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Withholding Income Tax Dividend Distribution	10.00%
Other Income Tax Expense (Benefit), Continuing Operations	$ 1,870,000	$ 691,000	$ 275,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
INCOME TAX BENEFIT	$ (309)	$ 410	$ 16
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Undistributed Earnings, Basic	0	0
Operating Loss Carryforwards	$ 1,512	$ 1,509
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Hong Kong [Member]
Income Tax Disclosure [Line Items]
INCOME TAX BENEFIT	$ (741)	$ (532)	$ (146)
Hong Kong [Member] | SGOCO International
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 6,106	$ 5,747
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%
Hong Kong [Member] | First-tier rate
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	8.25%	8.25%
Hong Kong [Member] | Second-tier rate
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
Domestic Tax Authority [Member] | SGO
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards		$ 609
Domestic Tax Authority [Member] | SGOCO International
Income Tax Disclosure [Line Items]
INCOME TAX BENEFIT	$ 0	$ 0	$ 0